Pioneer Global Sustainable Growth Fund
Schedule of Investments  |  June 30, 2022

A: SUGAX	C: SUGCX	Y: SUGYX

Schedule of Investments  |  6/30/22
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.4%
	Common Stocks — 97.4% of Net Assets
	Aerospace & Defense — 2.6%
1,984	Hensoldt AG	$ 50,112
	Total Aerospace & Defense	$50,112
	Beverages — 2.5%
289	PepsiCo., Inc.	$ 48,165
	Total Beverages	$48,165
	Capital Markets — 5.9%
498	Charles Schwab Corp.	$ 31,463
544	Euronext NV (144A)	44,572
392	Intercontinental Exchange, Inc.	36,864
	Total Capital Markets	$112,899
	Communications Equipment — 1.5%
132	Motorola Solutions, Inc.	$ 27,667
	Total Communications Equipment	$27,667
	Electrical Equipment — 0.4%
35(a)	Generac Holdings, Inc.	$ 7,370
	Total Electrical Equipment	$7,370
	Electronic Equipment, Instruments & Components — 3.4%
436	Amphenol Corp., Class A	$ 28,070
231	CDW Corp.	36,396
	Total Electronic Equipment, Instruments & Components	$64,466
	Energy Equipment & Services — 2.1%
1,351	Baker Hughes Co.	$ 39,003
	Total Energy Equipment & Services	$39,003
	Entertainment — 1.9%
290	Electronic Arts, Inc.	$ 35,278
	Total Entertainment	$35,278
	Food & Staples Retailing — 2.2%
1,100	Seven & i Holdings Co., Ltd.	$ 42,641
	Total Food & Staples Retailing	$42,641
	Food Products — 2.2%
2,144	Associated British Foods Plc	$ 41,447
	Total Food Products	$41,447
1Pioneer Global Sustainable Growth Fund |  | 6/30/22

Shares		Value
	Health Care Equipment & Supplies — 3.1%
342(a)	Edwards Lifesciences Corp.	$ 32,521
300	Hoya Corp.	25,645
	Total Health Care Equipment & Supplies	$58,166
	Health Care Providers & Services — 2.4%
497	Cardinal Health, Inc.	$ 25,978
40	Elevance Health, Inc.	19,303
	Total Health Care Providers & Services	$45,281
	Hotels, Restaurants & Leisure — 2.0%
337	Hilton Worldwide Holdings, Inc.	$ 37,555
	Total Hotels, Restaurants & Leisure	$37,555
	Household Durables — 2.6%
600	Sony Group Corp.	$ 49,034
	Total Household Durables	$49,034
	Household Products — 2.8%
700	Reckitt Benckiser Group Plc	$ 52,578
	Total Household Products	$52,578
	Insurance — 5.0%
5,500	Ping An Insurance Group Co. of China, Ltd., Class H	$ 38,069
481	Progressive Corp.	55,926
	Total Insurance	$93,995
	Interactive Media & Services — 5.8%
42(a)	Alphabet, Inc., Class C	$ 91,873
400	Tencent Holdings, Ltd.	18,165
	Total Interactive Media & Services	$110,038
	Internet & Direct Marketing Retail — 4.7%
3,500(a)	Alibaba Group Holding, Ltd.	$ 49,927
372(a)	Amazon.com, Inc.	39,510
	Total Internet & Direct Marketing Retail	$89,437
	IT Services — 8.3%
797(a)	Amadeus IT Group S.A.	$ 44,779
262	Cognizant Technology Solutions Corp., Class A	17,682
289	International Business Machines Corp.	40,804
124	Mastercard, Inc., Class A	39,120
1,708(a)	TDCX, Inc. (A.D.R.)	15,799
	Total IT Services	$158,184
	Life Sciences Tools & Services — 2.4%
85	Thermo Fisher Scientific, Inc.	$ 46,179
	Total Life Sciences Tools & Services	$46,179
Pioneer Global Sustainable Growth Fund |  | 6/30/222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Shares		Value
	Pharmaceuticals — 6.2%
300	Eisai Co., Ltd.	$ 12,667
137	Eli Lilly & Co.	44,420
153	Johnson & Johnson	27,159
621	Pfizer, Inc.	32,559
	Total Pharmaceuticals	$116,805
	Professional Services — 2.5%
1,774	RELX Plc	$ 47,905
	Total Professional Services	$47,905
	Semiconductors & Semiconductor Equipment — 6.2%
383(a)	Advanced Micro Devices, Inc.	$ 29,288
31	ASML Holding NV	14,962
272	QUALCOMM, Inc.	34,745
483	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	39,485
	Total Semiconductors & Semiconductor Equipment	$118,480
	Software — 7.4%
53(a)	Adobe, Inc.	$ 19,401
320	Microsoft Corp.	82,186
259	Oracle Corp.	18,096
130(a)	Salesforce, Inc.	21,455
	Total Software	$141,138
	Specialty Retail — 2.9%
15(a)	AutoZone, Inc.	$ 32,237
392	TJX Cos., Inc.	21,893
	Total Specialty Retail	$54,130
	Technology Hardware, Storage & Peripherals — 6.3%
606	Apple, Inc.	$ 82,852
822	Samsung Electronics Co., Ltd.	36,008
	Total Technology Hardware, Storage & Peripherals	$118,860
	Textiles, Apparel & Luxury Goods — 2.1%
65	LVMH Moet Hennessy Louis Vuitton SE	$ 40,114
	Total Textiles, Apparel & Luxury Goods	$40,114
	Total Common Stocks (Cost $2,093,597)	$1,846,927

3Pioneer Global Sustainable Growth Fund |  | 6/30/22

Shares		Value

	SHORT TERM INVESTMENTS — 3.0% of Net Assets
	Open-End Fund — 3.0%
56,382(b)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 56,382
		$56,382
	TOTAL SHORT TERM INVESTMENTS (Cost $56,382)	$56,382
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.4% (Cost $2,149,979)	$1,903,309
	OTHER ASSETS AND LIABILITIES — (0.4)%	$(7,462)
	net assets — 100.0%	$1,895,847

(A.D.R.)	American Depositary Receipts.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2022, the value of these securities amounted to $44,572, or 2.4% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$50,112	$—	$50,112
Capital Markets	68,327	44,572	—	112,899
Food & Staples Retailing	—	42,641	—	42,641
Food Products	—	41,447	—	41,447
Health Care Equipment & Supplies	32,521	25,645	—	58,166
Household Durables	—	49,034	—	49,034
Household Products	—	52,578	—	52,578
Insurance	55,926	38,069	—	93,995
Pioneer Global Sustainable Growth Fund |  | 6/30/224

Schedule of Investments  |  6/30/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$91,873	$18,165	$—	$110,038
Internet & Direct Marketing Retail	39,510	49,927	—	89,437
IT Services	113,405	44,779	—	158,184
Pharmaceuticals	104,138	12,667	—	116,805
Professional Services	—	47,905	—	47,905
Semiconductors & Semiconductor Equipment	103,518	14,962	—	118,480
Technology Hardware, Storage & Peripherals	82,852	36,008	—	118,860
Textiles, Apparel & Luxury Goods	—	40,114	—	40,114
All Other Common Stocks	546,232	—	—	546,232
Open-End Fund	56,382	—	—	56,382
Total Investments in Securities	$1,294,684	$608,625	$—	$1,903,309
5Pioneer Global Sustainable Growth Fund |  | 6/30/22